Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 71,818	$ 61,295
Additions	10,926	8,448
Remeasurements of index-linked freight contracts	230	53
Depreciation for the year	(5,188)	(4,967)
Impairments for the year	(3,833)	(73)
Disposals	(16)	(8)
Divestment of subsidiaries and operations	(1,453)
Transfers and other movements	(855)	(606)
At the end of the financial year	71,629	71,818
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	135,346
At the end of the financial year	142,210	135,346
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(63,528)
At the end of the financial year	(70,581)	(63,528)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,140	8,079
Additions	27	194
Depreciation for the year	(637)	(586)
Impairments for the year	(88)
Disposals	(1)	(2)
Divestment of subsidiaries and operations	(293)
Transfers and other movements	417	367
At the end of the financial year	7,565	8,140
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	15,258
At the end of the financial year	15,180	15,258
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(7,118)
At the end of the financial year	(7,615)	(7,118)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	36,654	35,500
Additions	1,206	1,024
Remeasurements of index-linked freight contracts	230	53
Depreciation for the year	(4,287)	(4,156)
Impairments for the year	(1,440)	(73)
Disposals	(15)	(6)
Divestment of subsidiaries and operations	(1,093)
Transfers and other movements	3,249	2,056
At the end of the financial year	34,504	36,654
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	85,394
At the end of the financial year	86,989	85,394
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(48,740)
At the end of the financial year	(52,485)	(48,740)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,304	8,494
Additions	795	842
Depreciation for the year	(264)	(225)
Impairments for the year	(930)
Divestment of subsidiaries and operations	(23)
Transfers and other movements	(655)	(419)
At the end of the financial year	12,227	13,304
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	19,420
At the end of the financial year	19,900	19,420
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(6,116)
At the end of the financial year	(7,673)	(6,116)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,481	9,031
Additions	8,840	6,332
Impairments for the year	(1,365)
Divestment of subsidiaries and operations	(44)
Transfers and other movements	(3,815)	(2,602)
At the end of the financial year	17,097	13,481
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	14,245
At the end of the financial year	19,106	14,245
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(764)
At the end of the financial year	(2,009)	(764)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	239	191
Additions	58	56
Impairments for the year	(10)
Transfers and other movements	(51)	(8)
At the end of the financial year	236	239
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	1,029
At the end of the financial year	1,035	1,029
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(790)
At the end of the financial year	$ (799)	(790)
OZ Minerals Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries and operations		7,676
OZ Minerals Limited [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries and operations		88
OZ Minerals Limited [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries and operations		2,256
OZ Minerals Limited [member] | Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries and operations		4,612
OZ Minerals Limited [member] | Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries and operations		$ 720